Earnings per share (Tables)	9 Months Ended
Sep. 30, 2021
The table below show the reconciliation of profit or loss for the period adjusted to the amounts used to calculate basic and diluted earnings (loss) per share.

The table below show the reconciliation of profit or loss for the period adjusted to the amounts used to calculate basic and diluted earnings (loss) per share.

	Basic and diluted
	Sep/2021	Sep/2020

Profit (loss) for the period attributed to Company's shareholders	12,857,659	(7,537,950)

Distribution of priority dividends attributable to:
Preferred shares class "A"	208,564
Preferred shares class "B"	303
	208,867

Distribution of 6% of unit price of common shares	273,726

Distribution of excess profits, by class:
Common shares	7,024,614
Preferred shares class "A"	5,350,452
	12,375,066

Reconciliation of income available for distribution, by class (numerator):
Common shares	7,298,340	(4,277,247)
Preferred shares class "A"	5,559,016	(3,255,966)
Preferred shares class "B"	303	(4,737)
	12,857,659	(7,537,950)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652
Preferred shares class "A"	344,023,386	343,823,481
Preferred shares class "B"	500,230	500,230
	796,192,268	795,992,363

Profit (loss) per share (in R$)
Common shares	16.1586	(9.4699)
Preferred shares class "A"	16.1588	(9.4699)
Preferred shares class "B"	0.6057	(9.4699)

Weighting of shares

		Sep/2021
	Preferred shares
		Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of the period	343,824,794	343,824,794

Incentive long term plan payments with treasury shares	322,712	198,592

Amount at the end of the period	344,147,506	344,023,386